Related-Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related-Party Transactions
19.	RELATED-PARTY TRANSACTIONS
The Company utilized a professional services firm to perform accounting and tax services for the Company until June 30, 2022. Trusts whose beneficiaries are the children of a partner of the firm hold shares of the Company’s Class V voting stock. The Company did not pay any fees to the firm during the year ended December 31, 2023. Fees paid to the firm were $0.03 million during the year ended December 31, 2022. Additionally, there were no amounts due to the firm as of December 31, 2023 and 2022.
A former employee of the Company is the beneficiary of a trust which holds shares of the Company’s Class V voting stock, as well as being the child of the Company’s founder who beneficially owns shares of the Company’s Class V voting stock. The employment relationship with this employee was terminated in June 2022. The Company did not pay any compensation to this former employee during the year ended December 31, 2023. Compensation paid to this former employee was $0.1 million for the year ended December 31, 2022. Additionally, there were no amounts due to this former employee as of December 31, 2023 and 2022
In addition to their previous employment by the Company, the above referenced former employee also owns a clinic which was a customer of the Company until June 2022. The Company did not recognize any revenue from this customer during the year ended December 31, 2023. Revenues recognized from sales to this customer were $0.5 million for the year ended December 31, 2022. Additionally, there were no amounts due from this customer as of December 31, 2023 and 2022.
The Company purchases dietary supplements inventories from a vendor in which the Company’s founder holds a minority interest. Inventory purchases from this vendor were $1.4 million and $1.3 million for the years ended December 31, 2023 and 2022, respectively. Amounts due to the vendor were $0.1 million and $0.2 million as of December 31, 2023 and 2022, respectively.
On May 18, 2022, BioTE Medical and Dr. Gary S. Donovitz entered into a founder advisory agreement, effective as of, and contingent upon, the Closing. Pursuant to the founder advisory agreement, Dr. Gary S. Donovitz transitioned from an officer and manager of BioTE Medical into the role of Founder Advisor and Senior Advisor (as defined in the founder advisory agreement) as of the Closing. Pursuant to the founder advisory agreement, Dr. Gary S. Donovitz provides strategic advisory services to BioTE Medical for a period of four years from the Closing, unless terminated earlier pursuant to the terms of the founder advisory agreement, and will receive an annual fee equal to $0.3 million per year, continued coverage under BioTE Medical’s employee benefits and reimbursement for reasonable and pre-approved
business expenses.
On May 18, 2022, BioTE Medical entered into an independent contractor agreement with Lani D. Consulting, a company affiliated with Lani Hammonds Donovitz (the “New Independent Contractor Agreement”), the then current wife of the Company’s founder who beneficially owns shares of the Company’s Class V voting stock. Immediately upon the Closing, the New Independent Contractor Agreement replaced the independent contractor agreement dated as of May 3, 2021, between Lani D. Consulting and BioTE Medical. Pursuant to the New Independent Contractor Agreement, Lani D. Consulting provides certain services to BioTE Medical for a period of four years from the Closing, unless terminated earlier pursuant to the terms of the New Independent Contractor Agreement, and will receive an annual fee equal to $0.3 million per year and reimbursement for reasonable and pre-approved
business expenses. BioTE Medical terminated the New Independent Contractor Agreement, effective September 9, 2022; therefore, no compensation was paid during the year ended December 31, 2023. During the year ended December 31, 2022, total compensation paid under both the independent contractor agreement dated May 3, 2021 and the New Independent Contractor Agreement was $0.2 million. Additionally, there were no amounts due to this individual as of December 31, 2023 and 2022.

The Company engages the services of its Chief Executive Officer’s brother-in-law,
Mr. Andy Thacker, through a consulting firm that is wholly owned by Mr. Thacker. He has been engaged for various projects such as information technology projects and project management. Total compensation paid to the consulting firm under this arrangement was $0.1 million for each of the years ended December 31, 2023 and 2022. Additionally, the Company reimbursed Mr. Thacker directly for travel and travel-related costs.